E&E ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
E&E ASSETS
Schedule of project and nature of expenditure

	Kelly	Lone	Stockade	Fourmile
	Creek	Mountain	Mountain	Basin	Total
Balance - December 31, 2024	$719,533	$1,379,437	$1,978,504	$—	$4,077,474
E&E expenditures:
Acquisition costs	—	—	25,000	—	25,000
Assays	—	3,391	—	—	3,391
Consulting	—	106,551	55,247	650	162,448
Field supplies and rentals	—	2,274	1,255	—	3,529
Field work	—	346	5,951	—	6,297
Government payments	—	—	3,324	—	3,324
Share-based compensation	6,815	6,816	6,816	—	20,447
Technical and assessment reports	—	750	—	—	750
Travel	—	9,452	1,300	120	10,872
Write-off of E&E assets	—	—	—	(770)	(770)
Total E&E expenditures	6,815	129,580	98,893	—	235,288
Balance - June 30, 2025	$726,348	$1,509,017	$2,077,397	$—	$4,312,762

Kelly Creek
E&E ASSETS
Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025 and every year thereafter(1)	$30,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025 and every six months thereafter	$25,000